Reorganization	12 Months Ended
Dec. 31, 2015
Reorganizations [Abstract]
Reorganization

19. Reorganization

In connection with the planned reorganization, a new corporate entity was formed, Lonestar Resources U.S. Inc., which immediately prior to the reorganization will acquire the Parent via an Australian Scheme of Arrangement. As a result, certain accounting policies have been adopted in these financial statements as if the Company were a public company. These include earnings per share, segment reporting and supplemental oil and gas disclosures.